S000066407 [Member] Investment Strategy - S000066407 [Member]	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of total assets (including the amount of any borrowings for investment purposes) in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase that the Investment Manager believes are undervalued. Foreign companies are those economically tied to a non-U.S. country. The Fund is intended to be used as part of a broader SMA program, and it is expected that the Fund will hold securities that the Investment Manager believes will help the overall SMA program achieve its investment objective, but that the Investment Manager believes may be transacted in more efficiently through a collective vehicle, such as the Fund, than by each individual SMA. The Investment Manager currently expects that these investments will consist primarily of securities listed only on foreign exchanges (referred to as foreign ordinary shares) and relatively small positions in American depositary receipts. The performance and objectives of the Fund should be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment.
The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging markets. The Fund may invest directly in foreign securities, including common and preferred stocks, or indirectly through depositary receipts. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund expects to invest in a limited or small number of holdings relative to a traditional mutual fund that is offered more broadly to non-SMA accounts.